UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           March 31, 2008
                                                --------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                 -------------
         This Amendment  (Check only one.):      [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                       ----------------------------
Address:               Wallace R. Weitz & Co.
                       ----------------------------
                       One Pacific Place, Suite 600
                       ----------------------------
                       1125 South 103 Street
                       ----------------------------
                       Omaha, Nebraska  68124-6008
                       ----------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                       ----------------------------
Title:                 President
                       ----------------------------
Phone:                 402-391-1980
                       ----------------------------

Signature, Place, and Date of Signing:



/s/ Wallace R. Weitz           Omaha, Nebraska                 March 9, 2008
--------------------           ---------------                 -------------
Signature                      City, State                     Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                             0
                                                      ----------

Form 13F Information Table Entry Total:                       55
                                                      ----------

Form 13F Information Table Value Total:               $3,393,072
                                                      ----------
                                                      (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                      31-Mar-08
13F FILE NO. 28-3062
                                                FORM 13F INFORMATION TABLE
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
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            COLUMN 1                COLUMN 2    COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7  COLUMN 8
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                                                              VALUE      SHRS OR   SH/ PUT/ INVESTMENT    OTHER     VOTING
         NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION   MANAGERS  AUTHORITY
----------------------------------------------------------------------------------------------------------------------------
COVIDIEN LTD                     COM            G2552X108        49,792  1,125,250 SH         Sole        N/A      Shared
TYCO INTL LTD BERMUDA            SHS            G9143X208        81,459  1,849,250 SH         Sole        N/A      Shared
WILLIS GROUP HOLDINGS LTD        SHS            G96655108           117      3,490 SH         Sole        N/A       Sole
AMERICAN EXPRESS CO              COM            025816109       149,915  3,428,986 SH         Sole        N/A      Shared
AMERICAN INTL GROUP INC          COM            026874107       181,029  4,185,644 SH         Sole        N/A      Shared
APOLLO GROUP INC                 CL A           037604105        30,386    703,380 SH         Sole        N/A       Sole
BEACON ROOFING SUPPLY INC        COM            073685109         7,294    729,428 SH         Sole        N/A      Shared
BED BATH & BEYOND INC            COM            075896100        45,482  1,541,761 SH         Sole        N/A      Shared
BERKSHIRE HATHAWAY INC DEL       CL A           084670108       110,322        827 SH         Sole        N/A      Shared
BERKSHIRE HATHAWAY INC DEL       CL B           084670207       312,128     69,782 SH         Sole        N/A       Sole
CBRE REALTY FINANCE INC          COM            12498B307         9,960  2,471,500 SH         Sole        N/A      Shared
CABELAS INC                      COM            126804301        56,731  4,006,455 SH         Sole        N/A      Shared
CADBURY SCHWEPPES PLC            ADR            127209302           115      2,600 SH         Sole        N/A       Sole
CEMEX SAB DE CV                  SPON ADR NEW   151290889           601     23,000 SH         Sole        N/A       Sole
COINSTAR INC                     COM            19259P300        40,696  1,446,195 SH         Sole        N/A      Shared
COMCAST CORP NEW                 CL A           20030N101       131,828  6,816,330 SH         Sole        N/A       Sole
COMCAST CORP NEW                 CL A SPL       20030N200         8,166    430,457 SH         Sole        N/A      Shared
CONVERA CORP                     CL A           211919105         1,060    623,562 SH         Sole        N/A       Sole
CUMULUS MEDIA INC                CL A           231082108        13,891  2,177,218 SH         Sole        N/A       Sole
DAILY JOURNAL CORP               COM            233912104         4,762    116,000 SH         Sole        N/A       Sole
DELL INC                         COM            24702R101       113,462  5,695,863 SH         Sole        N/A      Shared
DIAGEO P L C                     SPON ADR NEW   25243Q205           610      7,500 SH         Sole        N/A       Sole
EAGLE MATERIALS INC              COM            26969P108        25,557    718,915 SH         Sole        N/A       Sole
FEDERAL HOME LN MTG CORP         COM            313400301        16,248    641,700 SH         Sole        N/A       Sole
FEDERAL NATL MTG ASSN            COM            313586109        92,361  3,509,160 SH         Sole        N/A       Sole
GOOGLE INC                       CL A           38259P508           973      2,210 SH         Sole        N/A       Sole
IAC INTERACTIVECORP              COM NEW        44919P300        88,999  4,287,064 SH         Sole        N/A      Shared
INTELLIGENT SYS CORP NEW         COM            45816D100         2,652    883,999 SH         Sole        N/A       Sole
LABORATORY CORP AMER HLDGS       COM NEW        50540R409           774     10,500 SH         Sole        N/A       Sole
LEAP WIRELESS INTL INC           COM NEW        521863308            74      1,580 SH         Sole        N/A       Sole
LIBERTY GLOBAL INC               COM SER C      530555309       126,028  3,880,160 SH         Sole        N/A      Shared
LIBERTY MEDIA CORP NEW           INT COM SER A  53071M104       176,969 10,964,602 SH         Sole        N/A      Shared
LIBERTY MEDIA CORP NEW           CAP COM SER A  53071M302        34,185  2,171,830 SH         Sole        N/A      Shared
LIBERTY MEDIA CORP NEW           ENT COM SER A  53071M500       188,075  8,307,190 SH         Sole        N/A      Shared
LOWES COS INC                    COM            548661107        86,216  3,758,334 SH         Sole        N/A      Shared
MARTIN MARIETTA MATLS INC        COM            573284106        27,317    257,293 SH         Sole        N/A      Shared
MICROSOFT CORP                   COM            594918104         9,365    330,000 SH         Sole        N/A       Sole
MOHAWK INDS INC                  COM            608190104        62,190    868,455 SH         Sole        N/A      Shared
NEWCASTLE INVT CORP              COM            65105M108        20,940  2,535,068 SH         Sole        N/A      Shared
NEWS CORP                        CL A           65248E104           977     52,124 SH         Sole        N/A      Shared
OMNICARE INC                     COM            681904108        92,483  5,092,675 SH         Sole        N/A      Shared
REDWOOD TR INC                   COM            758075402       210,729  5,797,217 SH         Sole        N/A      Shared
SIX FLAGS INC                    COM            83001P109         5,166  3,150,000 SH         Sole        N/A       Sole
TD AMERITRADE HLDG CORP          COM            87236Y108         9,541    577,900 SH         Sole        N/A      Shared
TELEPHONE & DATA SYS INC         SPL COM        879433860       130,919  3,509,891 SH         Sole        N/A      Shared
US BANCORP DEL                   COM NEW        902973304         3,236    100,000 SH         Sole        N/A       Sole
U S G CORP                       COM NEW        903293405        89,411  2,428,335 SH         Sole        N/A      Shared
UNITED PARCEL SERVICE INC        CL B           911312106        33,845    463,500 SH         Sole        N/A       Sole
UNITED STATES CELLULAR CORP      COM            911684108           682     12,400 SH         Sole        N/A       Sole
UNITEDHEALTH GROUP INC           COM            91324P102       126,385  3,678,261 SH         Sole        N/A      Shared
VULCAN MATLS CO                  COM            929160109        19,876    299,335 SH         Sole        N/A      Shared
WAL MART STORES INC              COM            931142103        71,716  1,361,351 SH         Sole        N/A      Shared
WASHINGTON POST CO               CL B           939640108       112,024    169,348 SH         Sole        N/A       Sole
WELLPOINT INC                    COM            94973V107       134,867  3,056,137 SH         Sole        N/A      Shared
WELLS FARGO & CO NEW             COM            949746101        42,486  1,460,000 SH         Sole        N/A       Sole
                                                          -------------------------
                              55                              3,393,072 111,791,012
                                                          -------------------------

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